Share-based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Share-based Compensation
Total expense recognized	$ 362	$ 247	$ 659	$ 509
Total accrued cash distribution	$ 396		$ 396		$ 530